Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 7,540	$ 7,551
Cost and Expenses:
Cost of goods sold	5,877	5,914
Selling, general and administrative expenses	752	725
Research and development expenses	257	264
Restructuring expenses	12	9
Interest expense	311	272
Other, net	112	103
Total cost and expenses	7,321	7,287
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	219	264
Income taxes	143	138
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	25	25
Net income (loss)	101	151
Net income attributable to noncontrolling interests	1	40
Net income (loss) attributable to owners of the parent	100	111
CNH Industrial N.V. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	6	19
Cost and Expenses:
Selling, general and administrative expenses	16	24
Interest expense	45	40
Total cost and expenses	61	64
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(55)	(45)
Income taxes	(11)	(11)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	144	145
Net income (loss)	100	111
Net income (loss) attributable to owners of the parent	100	111
Case New Holland Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	2	2
Cost and Expenses:
Interest expense	56	69
Other, net		(1)
Total cost and expenses	56	68
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(54)	(66)
Income taxes	(22)	(25)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	200	52
Net income (loss)	168	11
Net income (loss) attributable to owners of the parent	168	11
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	3,678	3,671
Cost and Expenses:
Cost of goods sold	2,931	2,959
Selling, general and administrative expenses	177	178
Research and development expenses	99	101
Restructuring expenses	2
Interest expense	34	37
Interest compensation to Financial Services	49	45
Other, net	47	61
Total cost and expenses	3,339	3,381
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	339	290
Income taxes	75	87
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	83	84
Net income (loss)	347	287
Net income (loss) attributable to owners of the parent	347	287
All Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	5,541	5,630
Cost and Expenses:
Cost of goods sold	4,465	4,555
Selling, general and administrative expenses	559	523
Research and development expenses	158	163
Restructuring expenses	10	9
Interest expense	295	252
Other, net	65	43
Total cost and expenses	5,552	5,545
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(11)	85
Income taxes	101	87
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	63	71
Net income (loss)	(49)	69
Net income attributable to noncontrolling interests	1	40
Net income (loss) attributable to owners of the parent	(50)	29
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	(1,687)	(1,771)
Cost and Expenses:
Cost of goods sold	(1,519)	(1,600)
Interest expense	(119)	(126)
Interest compensation to Financial Services	(49)	(45)
Total cost and expenses	(1,687)	(1,771)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(465)	(327)
Net income (loss)	(465)	(327)
Net income (loss) attributable to owners of the parent	$ (465)	$ (327)